DEBT (Tables)	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		September 30, 2022	September 30, 2021

Xi ‘an Xinchang Micro-lending Co. Ltd. (“Xinchang”)	(1)	$-	$12,904
China Construction Bank (“CCB’)	(2)	34,765	28,477
Shanghai Pudong Development Bank (“SPD Bank”)	(3)	1,405,777	-
China Construction Bank (“CCB’)	(4)	140,578	-
Beijing Bank	(5)	$843,467	$-
Total short-term loans		$2,424,587	$41,381

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		September 30, 2022	September 30, 2021

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(6)	1,082,449	1,238,774
Webank Co., Ltd.	(7)	212,808	156,377
China Resources Shenzhen International Investment Trust	(8)	79,661
Huaxia Bank	(9)	590,426	743,264
Qishang Bank	(10)	210,867	387,117
Webank Co., Ltd.	(11)	50,005	96,005
China Resources Shenzhen International Investment Trust	(12)	99,576	-
Total		2,325,792	2,621,537
Less: current portion of long-term loans		(2,135,979)	(448,005)
Total long-term loans		$189,813	$2,173,532